Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2021	$ 98,762		$ 6,723	$ 17,728	$ (39)	$ (73)	$ 71,795	$ 2,533	$ 98,667	$ 95	$ (88)	$ 2,055	$ 566
Changes in equity
Issues of share capital and other equity instruments	783		750	34			(1)		783
Common shares purchased for cancellation	(1,214)	$ (111)		(111)			(1,103)		(1,214)
Sales of treasury shares and other equity instruments	1,672				156	1,516			1,672
Purchases of treasury shares and other equity instruments	(1,671)				(149)	(1,522)			(1,671)
Share-based compensation awards	2	34					2		2
Dividends on common shares	(1,702)						(1,702)		(1,702)
Dividends on preferred shares and distributions on other equity instruments	(55)						(54)		(54)	(1)
Other	10						10		10
Net income	4,095						4,093		4,093	2
Total other comprehensive income (loss), net of taxes	1,326						502	822	1,324	2	(271)	964	129
Balance at end of period at Jan. 31, 2022	102,008		7,473	17,651	(32)	(79)	73,542	3,355	101,910	98	(359)	3,019	695
Balance at beginning of period at Oct. 31, 2022	108,175		7,323	17,318	(5)	(334)	78,037	5,725	108,064	111	(2,357)	5,688	2,394
Changes in equity
Issues of share capital and other equity instruments	25			24			1		25
Sales of treasury shares and other equity instruments	1,019				277	742			1,019
Purchases of treasury shares and other equity instruments	(1,059)				(262)	(797)			(1,059)
Share-based compensation awards	5	$ 24					5		5
Dividends on common shares	(1,829)						(1,829)		(1,829)
Dividends on preferred shares and distributions on other equity instruments	(51)						(44)		(44)	(7)
Other	3						3		3
Net income	3,214						3,212		3,212	2
Total other comprehensive income (loss), net of taxes	(1,703)						(1,016)	(684)	(1,700)	(3)	600	(888)	(396)
Balance at end of period at Jan. 31, 2023	$ 107,799		$ 7,323	$ 17,342	$ 10	$ (389)	$ 78,369	$ 5,041	$ 107,696	$ 103	$ (1,757)	$ 4,800	$ 1,998